Group Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	[1]	£ 27,283	£ 27,655	£ 25,684
Raw materials and consumables used		(4,545)	(4,781)	(4,542)
Changes in inventories of finished goods and work in progress		(96)	227	160
Employee benefit costs		(2,664)	(2,972)	(2,717)
Depreciation, amortisation and impairment costs		(28,614)	(1,305)	(1,076)
Other operating income		432	722	196
Loss on reclassification from amortised cost to fair value		(9)	(5)	(3)
Other operating expenses		(7,538)	(9,018)	(7,468)
(Loss)/profit from operations		(15,751)	10,523	10,234
Net finance costs		(1,895)	(1,641)	(1,486)
Share of post-tax results of associates and joint ventures		585	442	415
(Loss)/profit before taxation		(17,061)	9,324	9,163
Taxation on ordinary activities		2,872	(2,478)	(2,189)
(Loss)/profit for the year		(14,189)	6,846	6,974
Attributable to:
Owners of the parent		(14,367)	6,666	6,801
Non-controlling interests		178	180	173
(Loss)/profit for the year		£ (14,189)	£ 6,846	£ 6,974
(Loss)/earnings per share
Basic (loss)/earnings (in GBP per share)		£ (6.466)	£ 2.933	£ 2.969
Diluted (loss)/earnings per share (in GBP per share)		£ (6.466)	£ 2.919	£ 2.956

[1]	Revenue is net of duty, excise and other taxes of £36,917 million, £38,527 million and £38,595 million for the years ended 31 December 2023, 2022 and 2021, respectively.